Loans from banks and other financial institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	$ 165,627	$ 61,822
Non-current liabilities	1,419,057	1,168,569
Total	1,584,684	1,230,391
Credit from banking corporations [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	565	3,156
Non-current liabilities	0	0
Total	565	3,156
Loans from banking corporations and other financial institutions for project financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	165,062	58,666
Non-current liabilities	1,376,260	1,168,569
Total	1,541,322	1,227,235
Loans from banking corporations for corporate financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	0	0
Non-current liabilities	42,797	0
Total	$ 42,797	$ 0